Form N-CSR Cover	12 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	amending for SEC 4.15.25 comments
Registrant Name	Miller Investment Trust
Entity Central Index Key	0001414039
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024